CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Shareholders' Equity at Dec. 31, 2015	$ 48,719,525	$ 18,340,894	$ 87,018,764	$ 156,480	$ (56,796,613)
Shareholders' Equity (in shares) at Dec. 31, 2015		1,177,693,383
Stock-based compensation	3,933,222	$ 0	3,933,222	0	0
Dissolution of subsidiary	27,377	0	27,377	0	0
Comprehensive Income (Loss)	(18,577,574)	0	0	(436,577)	(18,140,997)
Shareholders' Equity at Dec. 31, 2016	34,102,550	$ 18,340,894	90,979,363	(280,097)	(74,937,610)
Shareholders' Equity (in shares) at Dec. 31, 2016		1,177,693,383
Stock-based compensation	2,734,946	$ 0	2,734,946	0	0
Issuance of share capital upon conversion of deferred shares	0	$ 0	0	0	0
Issuance of share capital upon conversion of deferred shares (in shares)		10
Issuance of share capital related to financing, net of issuance costs	15,671,881	$ 4,586,640	11,085,241	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		348,000,000
Comprehensive Income (Loss)	(35,355,406)	$ 0		43,851	(35,399,257)
Shareholders' Equity at Dec. 31, 2017	17,153,971	$ 22,927,534	104,799,550	(236,246)	(110,336,867)
Shareholders' Equity (in shares) at Dec. 31, 2017		1,525,693,393
Stock-based compensation	1,649,044	$ 0	1,649,044	0	0
Issuance of share capital to directors	0	$ 0	0	0	0
Issuance of share capital to directors (in shares)		20
Issuance of share capital related to financing, net of issuance costs	891,232	$ 723,743	167,489	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		55,000,000
Comprehensive Income (Loss)	(16,582,960)	$ 0	0	(116,180)	(16,466,780)
Shareholders' Equity at Dec. 31, 2018	$ 3,111,287	$ 23,651,277	$ 106,616,083	$ (352,426)	$ (126,803,647)
Shareholders' Equity (in shares) at Dec. 31, 2018		1,580,693,413